Average Annual Total Returns - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Municipal Income Fund
	Mar. 30, 2024
Fidelity SAI Sustainable Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.04%
Since Inception	4.82%	[1]
Fidelity SAI Sustainable Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.02%
Since Inception	4.80%	[1]
Fidelity SAI Sustainable Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.05%
Since Inception	4.36%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Since Inception	2.98%	[1]
LB083
Average Annual Return:
Past 1 year	6.81%
Since Inception	3.04%	[1]

[1]	A From April 13, 2022 .